TAXES IN INSTALLMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Taxes In Installments
Schedule of taxes in installments

		Consolidated
	12/31/2024	12/31/2023
Federal REFIS Law 11.941/09	9,942	9,942
Federal REFIS Law 12.865/13	28,663	34,775
Other taxes in installments	121,576	185,107
	160,181	229,824

Classified:
Current	56,226	75,735
Non-current	103,955	154,089
	160,181	229,824